Shareholder Fees - Reckoner BBB-B CLO ETF Class	Jun. 25, 2025 USD ($)
Reckoner Leveraged AAA CLO ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Reckoner BBB-B CLO ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0